SHARE CAPITAL - Non-vested Options (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Options
Non-vested at beginning of year | shares	563,500
Granted | shares
Vested | shares	(72,310)
Forfeited and canceled | shares	(242,815)
Non-vested at end of year | shares	248,375
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 1.90
Granted | $ / shares
Vested | $ / shares	2.00
Forfeited and canceled | $ / shares	1.86
Non-vested at end of period | $ / shares	$ 1.92